TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

17.TRADE AND OTHER RECEIVABLES

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Trade receivables	9,016	10,206
Value-added tax recoverable	2,336	2,044
Prepaid assets and prepayments	4,913	6,755
Deposits (Note a)	10,855	7,186
Others (Note c)	4,306	9,794
Less: allowance for doubtful debts (Note b)	(1,329)	(1,403)

	30,097	34,582

Note:

(a)

The balance as of December 31, 2016 includes (1) USD3.7 million guarantee paid under the power purchase agreements related to the solar parks in Uruguay and will be collected once the solar projects are connected to grid in 2017 (Note 25) and (2) USD7.0 million deposit under the arrangement of Hudson Note and will be collected upon completion of construction of underlying solar projects in USA and Uruguay (Note 30).

The balance as of December 31, 2017 includes (1) USD 2.5 million deposit under the arrangement of Hudson Note, (2) USD 1.4 million for the EPC deposit in Canada and (3) USD 1.8 million for the litigation deposit in Japan and this deposit was received by January 2018.

(b)

The balance as of December 31, 2016 and 2017 mainly includes an amount receivable due from a third party to the Group of approximately USD1.1 million (equivalent to EUR1.0 million), which was incurred in 2012, claim against two third party contractors who failed to construct a solar park for one subsidiary of the Group, who delivered solar modules and made prepayment already. A settlement agreement was made in September 2012, however the two contractors failed to repay after made the first repayment of total three installments. The Group is negotiating for another settlement agreement, and based on the recent communications among the Group and two contractors, management concluded to make full provision for doubtful receivables in the amount of USD1.1 million in 2015.

(c)

The balance as of December 31, 2017 mainly includes (1) USD 2.6 million receivable from the sold subsidiary,  (2) USD 1.3 million receivable from the EPC construction service, and (3) USD 2 million deposit for issuing the guarantee of  EPC construction in Uruguay.

The Group allows credit periods of up to one year to certain customers on a case-by-case basis. Trade receivables of the Group are assessed to be impaired individually with reference to the nature of trading balances, length of credit period offered by the Group to the customers and historical recoverability of the balances.

No interest is charged on trade receivables. The Group does not have collateral over the balances. Before accepting any new customer, the management of the Group will assess the potential customer’s credit quality and grant credit limits to each customer.

Movements in the allowance for doubtful debts of trade and other receivables during the periods presented are as follows:

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Balance at beginning of year	1,366	1,329
Provisions recognized on receivables	—	—
Write off	—	—
Exchange difference	(37)	74

Balance at end of the year	1,329	1,403

The allowance for doubtful debt at the end of each reporting period represented individually impaired receivables which were either with financial difficulties or have defaulted on payment obligation. Included in the Group’s trade receivables balance were debtors with aggregate carrying amounts of approximately USD938 thousand and USD1.1 million at December 31, 2016 and December 31, 2017, respectively, which were past due, but the Group did not provide for provisions since the debtors credit worthiness is qualified or guaranteed.

The balances that are neither past due nor impaired as at the end of each reporting period are at good credit quality.

These debtors were either placed under liquidation or in severe financial difficulties and such amounts were not likely to be recovered in the future.

In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the debtor from the date credit was initially granted up to the end of each reporting period.